Preparation Basis and Presentation of Financial Statements - Schedule of Direct and Indirect Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Brazil [Member] | Total Fundo de Investimento Multimercado Investimento no Exterior - Crédito Privado [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business	[1]	Investment fund
Country	[1]	Brazil
% interest	[1],[2]	100.00%	100.00%
Little Cayman [Member] | BR Partners Capital [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business	[1]	Investment fund
Country	[1]	Little Cayman
% interest	[1],[2]	100.00%	100.00%
BR Partners Assessoria Financeira Ltda. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Rendering of Services
Country		Brazil
% interest	[2]	99.99%	99.99%
BR Partners Gestão de Recursos Ltda. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Rendering of Services
Country		Brazil
% interest	[2]	99.99%	99.99%
BR Partners Participações Financeiras Ltda. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Financial holding company
Country		Brazil
% interest	[2]	99.99%	99.99%
BR Partners Mercados de Capitais Ltda. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Rendering of Services
Country		Brazil
% interest	[2]	99.99%	99.99%
BR Partners Assessoria em Soluções de Capital Ltda. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business	[3]	Rendering of Services
Country	[3]	Brazil
% interest	[2],[3]	99.99%	99.99%
BR Partners Assessoria Financeira Rio de Janeiro [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business	[4]	Rendering of Services
Country	[4]	Brazil
% interest	[2],[4]	100.00%
BR Partners Banco de Investimento S.A. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Investment bank
Country		Brazil
% interest	[2]	99.99%	99.99%
BR Partners Europe B.V. [Member] | Netherlands [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Rendering of Services
Country		Netherlands
% interest	[2]	100.00%	100.00%
BR Partners Corretora de Seguro Ltda. [Member] | Brazil [Member]
Schedule of Direct and Indirect Subsidiaries [Line Items]
Line of business		Rendering of Services
Country		Brazil
% interest	[2]	99.99%	99.99%

[1]	Investment funds in which the Group substantially assumes or retains risks and rewards were consolidated.
[2]	Percentages below 100% refer to the interest of BR Partners Holdco Participações S.A. (Holding).
[3]	On June 16, 2025, the corporate name of BR Partners Assessoria em Reestruturação Financeira Ltda. was changed to BR Partners Assessoria em Soluções de Capital Ltda.
[4]	The subsidiary was incorporated in the third quarter of 2025, headquartered in Rio de Janeiro, with the corporate purpose of providing business management consulting services.